Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Premises and Equipment
Schedule of premises and equipment

At December 31, 2015 and 2014, premises and equipment were comprised of the following:

	December 31,
(dollars in thousands)	2015	2014
Buildings	$277,133	$273,700
Furniture and equipment	74,965	61,318
Land	89,164	88,696
Leasehold improvements	48,969	56,222
Total premises and equipment	490,231	479,936
Less: Accumulated depreciation and amortization	185,127	172,476
Net carrying value	$305,104	$307,460

Depreciation and amortization expenses included in occupancy and equipment expenses for 2015 and 2014 were as follows:

	Year Ended December 31,
(dollars in thousands)	2015	2014
Occupancy	$9,039	$8,540
Equipment	5,507	4,584
Total	$14,546	$13,124